Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Basic and Diluted Net Loss Per Share
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of common stock:

	For the three months ended March 31, 2023	For the three months ended March 31, 2022

Net income (loss)	$325,823	$(439,210)
Accretion of redeemable common stock to redemption amount	(2,401,121)	(27,045,604)

Net income (loss) including accretion of temporary equity to redemption value	$(2,075,298)	$(27,484,814)

	For the three months ended March 31, 2023		For the three months ended March 31, 2022

	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share:
Numerator:

Allocation of net loss including accretion of temporary equity to redemption value	$(1,660,238)	$(415,060)	$(15,925,780)	$(11,559,034)
Accretion of common stock to redemption value	2,401,121	—	27,045,604	—

Net income (loss)	740,883	(415,060)	11,119,824	(11,559,034)
Denominator:
Basic and diluted weighted average shares outstanding	31,625,000	7,906,250	10,893,056	7,906,250

Basic and diluted net income (loss) per share	$0.02	$(0.05)	$1.02	$(1.46)

The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of common stock:

	For the year ended December 31, 2022	For the period from October 14, 2021 (inception) through December 31, 2021

Net loss	$(1,727,335)	$(10,965)
Accretion of redeemable common stock to redemption amount	(29,206,918)	—

Net loss including accretion of temporary equity to redemption value	$(30,934,253)	$(10,965)

	For the year ended December 31, 2022		For the period from October 14, 2021 (inception) through December 31, 2021
	Class A	Class B	Class A	Class B

Basic and diluted net income (loss) per share:
Numerator:
Allocation of net loss including accretion of temporary equity to redemption value	$(23,828,525)	$(7,105,728)	$—	$(10,965)
Accretion of common stock to redemption value	29,206,918	—		—

Net income (loss)	5,378,393	(7,105,728)	—	(10,965)
Denominator:
Basic and diluted weighted average shares outstanding	26,513,014	7,906,250	—	7,906,250

Basic and diluted net income (loss) per share	$0.20	$(0.90)	$—	$(0.00)